Notes to the Consolidated Financial Statements - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) shares	Nov. 03, 2021	Jul. 01, 2021 USD ($) BasisPoints	Feb. 08, 2021 $ / shares	Feb. 04, 2021 $ / shares shares	Feb. 03, 2021 $ / shares	Jan. 25, 2021 shares	Jan. 24, 2021 shares	May 30, 2018 USD ($)	Jan. 31, 2017 USD ($)
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Par value per share | $ / shares						$ 17.00
Proceeds from issue of ordinary shares | $	[1]	$ 473,400
chemistry [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Concentration risk percentage		90
Opco Notes [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Notes issued | $											$ 425,000
Opco Notes [member] | Bottom of range [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Interest rate											6.25%
Senior PIK Toggle Notes [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Notes issued | $										$ 300,000
Senior PIK Toggle Notes [member] | Bottom of range [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Interest rate										8.75%
Senior PIK Toggle Notes [member] | Top of range [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Interest rate										9.50%
Non Adjusting Event [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Number of additional shares issued | shares								64,997,558
Ratio of additional shares issued								2.4851
Number of shares issued | shares								91,152,556	26,154,998
MKS Instruments Inc [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Cash transferred | $				$ 16,200
Number of instruments or interests issued or issuable | BasisPoints				0.0552
Percentage of voting equity interests acquired			99.00%
IPO [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Number of shares outstanding | shares		194,664,156
IPO [Member] | Atotech Limited [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Number of shares issued | shares		74,243,600
Par value per share | $ / shares							$ 17.00
Entity Listing, Depository Receipt Ratio		0.0799
NEW YORK STOCK EXCHANGE, INC. [Member] | IPO [Member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Number of shares issued | shares						29,268,000
Par value per share | $ / shares					$ 17.00
Proceeds from issue of ordinary shares | $		$ 472,700

[1]	The notes are an integral part of these consolidated financial statements.